Condensed Consolidated Balance Sheets $ in Thousands	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Current Assets:
Cash and cash equivalents	$ 592,100	$ 520,309
Available for sale investments	1,728	49,628
Accounts receivable, net of allowance for credit losses	473,020	527,708
Unbilled revenue	410,397	422,769
Other receivables	34,456	39,290
Prepayments and other current assets	38,108	41,517
Income taxes receivable	28,589	23,759
Total current assets	1,578,398	1,624,980
Other Assets:
Property, plant and equipment, net	162,552	165,087
Goodwill	901,245	883,170
Operating right-of-use assets	86,267	104,977
Other non-current assets	16,939	17,439
Non-current income taxes receivable	13,451	17,230
Non-current deferred tax asset	15,794	16,682
Investments in equity-long term	11,326	10,053
Intangible assets	72,748	67,894
Total Assets	2,858,720	2,907,512
Current Liabilities:
Accounts payable	32,722	24,050
Unearned revenue	393,217	366,988
Other liabilities	385,036	378,543
Income taxes payable	9,190	12,031
Current bank credit lines and loan facilities	349,828	349,640
Total current liabilities	1,169,993	1,131,252
Other Liabilities:
Non-current operating lease liabilities	63,974	76,593
Non-current other liabilities	21,662	17,512
Non-current government grants	792	813
Non-current income taxes payable	13,351	14,301
Non-current deferred tax liability	10,465	9,476
Commitments and contingencies	0	0
Total Liabilities	1,280,237	1,249,947
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 52,508,751 shares issued and outstanding at March 31, 2020 and 53,622,206 shares issued and outstanding at December 31, 2019	4,569	4,635
Additional paid-in capital	592,500	577,961
Other undenominated capital	1,134	1,052
Accumulated other comprehensive income	(89,740)	(75,819)
Retained earnings	1,070,020	1,110,226
Total Shareholders' Equity	1,578,483	1,618,055
Redeemable noncontrolling interest	0	39,510
Total Shareholders' Equity and Redeemable Noncontrolling Interest	1,578,483	1,657,565
Total Liabilities and Shareholders' Equity and Redeemable Noncontrolling Interest	$ 2,858,720	$ 2,907,512
Ordinary shares, shares authorized (in shares) | shares	100,000,000	100,000,000